Long-Term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Proceeds from bank borrowings	¥ 31,624,560	$ 4,881,991
Long-term debt	31,726,575		$ 4,897,739
Entrusted Bank Borrowing Agreement
Debt Instrument [Line Items]
Proceeds from bank borrowings	¥ 31,600,000	$ 4,900,000
Debt instrument, maturity date	2018-11	2018-11
Debt instrument, extension period	2 years	2 years
Interest rate	12.00%		12.00%
Long-term debt	¥ 31,700,000		$ 4,900,000
Interest payable	¥ 100,000		$ 20,000